Income Taxes - Net Deferred Tax Assets Reflected in Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Deferred tax assets	$ 1,250	$ 1,747
Deferred tax liabilities	(334)	(452)
Net deferred tax assets	$ 916	$ 1,295